Concentrations (Details Narrative) - Number	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Cost of Goods Total [Member]
Number of vendor	1	2			1	2
Cost of Goods Total [Member] | Vendor 1 [Member]
Concentration risk, percentage	10.00%	28.00%			11.00%	28.00%
Cost of Goods Total [Member] | Vendor 2 [Member]
Concentration risk, percentage		14.00%				14.00%
Acquired Business's Revenues [Member]
Number of vendor			2	2		2	2
Acquired Business's Revenues [Member] | Vendor 1 [Member]
Concentration risk, percentage			27.00%	31.00%		30.00%	42.00%
Acquired Business's Revenues [Member] | Customer Two [Member]
Concentration risk, percentage			21.00%	12.00%		16.00%	39.00%